Retirement Plans - Weighted Average Assumptions of Pension Benefit Obligation and Net Periodic Pension Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate, pension benefit obligation	4.00%	4.50%
Weighted average expected long-term rate of return on plan assets, pension benefit obligation	7.50%	7.50%
Discount rate, net periodic pension benefit cost	4.50%	5.50%	5.75%
Weighted average expected long-term rate of return on plan assets, net periodic pension benefit cost	7.50%	7.50%	7.50%